DISCONTINUED OPERATIONS - Carrying amounts of major classes of liabilities (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Current liabilities
Total current liabilities	$ 485,736	$ 528,426	$ 11,677,266
Discontinued operations, abandonment | Online Lending Business
Current liabilities
Income tax payable	468,376	509,540	2,288,066
Due to stockholder	17,360	18,886	48,795
Total current liabilities	$ 485,736	528,426	2,336,861
Total current liabilities		$ 528,426	$ 2,336,861